Lease Obligations and Commitments (Details) - Schedule of lease liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Lease liabilities recognized	$ 128,560	$ 367,884
Lease payments made	(65,788)	(260,184)
Interest expense on lease liabilities	2,149	$ 20,860
Lease liabilities, Gross	64,921
Less: current portion	(64,921)
At March 31, 2023 – non-current portion	$ 0